UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                       Oppenheimer Disciplined Allocation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--57.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
TRW Automotive Holdings Corp. 1                          11,000     $   230,780
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
McDonald's Corp.                                         33,900         923,097
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                  16,600         403,546
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
InterActiveCorp 1                                        45,000       1,434,150
--------------------------------------------------------------------------------
MEDIA--5.6%
EchoStar Communications Corp., Cl. A 1                   50,600       1,679,414
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                            232,300       2,541,362
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                          383,650       2,869,702
                                                                    ------------
                                                                      7,090,478

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Bed Bath & Beyond, Inc. 1                                11,726         435,269
--------------------------------------------------------------------------------
Boise Cascade Corp.                                      23,203         782,637
                                                                    ------------
                                                                      1,217,906

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
--------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc., Cl. A 1                      17,200         569,836
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Costco Wholesale Corp. 1                                 41,600       1,557,920
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    18,600       1,060,200
                                                                    ------------
                                                                      2,618,120

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                       36,600       2,026,908
--------------------------------------------------------------------------------
ENERGY--3.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Halliburton Co.                                          20,400         607,920
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                     2,100         119,553
--------------------------------------------------------------------------------
Todco, Cl. A 1                                           13,000         192,400
                                                                    ------------
                                                                        919,873

--------------------------------------------------------------------------------
OIL & GAS--2.7%
BP plc, ADR                                              54,200       2,867,180
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                     2,100         228,900
--------------------------------------------------------------------------------
YUKOS, ADR                                                7,100         318,805
                                                                    ------------
                                                                      3,414,885


                  11 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--10.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Bank of America Corp.                                    21,601     $ 1,738,664
--------------------------------------------------------------------------------
SouthTrust Corp.                                         19,200         596,736
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        12,800         722,688
                                                                    ------------
                                                                      3,058,088

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
CIT Group, Inc.                                          18,200         625,534
--------------------------------------------------------------------------------
Citigroup, Inc.                                          45,277       2,177,371
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                  19,500         733,200
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 7,600         412,148
--------------------------------------------------------------------------------
Morgan Stanley                                           34,900       1,793,511
--------------------------------------------------------------------------------
SLM Corp.                                                19,100         731,721
                                                                    ------------
                                                                      6,473,485

--------------------------------------------------------------------------------
INSURANCE--2.9%
Chubb Corp.                                               2,400         165,600
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                      29,400         940,212
--------------------------------------------------------------------------------
Prudential Financial, Inc.                               30,500       1,340,170
--------------------------------------------------------------------------------
UnumProvident Corp.                                      27,200         422,960
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                    9,500         725,325
                                                                    ------------
                                                                      3,594,267

--------------------------------------------------------------------------------
HEALTH CARE--10.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.0%
Amgen, Inc. 1                                             8,700         489,549
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                  20,700       1,259,181
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                        47,600       1,153,824
--------------------------------------------------------------------------------
Wyeth                                                    23,000         875,610
                                                                    ------------
                                                                      3,778,164

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Boston Scientific Corp. 1                                22,600         930,894
--------------------------------------------------------------------------------
Medtronic, Inc.                                          15,800         797,268
                                                                    ------------
                                                                      1,728,162

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.                                               8,900         736,475
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                        18,700         668,712
--------------------------------------------------------------------------------
Province Healthcare Co. 1                                50,400         805,896
--------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                108,900       1,280,664
                                                                    ------------
                                                                      3,491,747


                  12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                         MARKET VALUE
                                                               SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Mylan Laboratories, Inc.                                       23,550     $   539,531
--------------------------------------------------------------------------------------
Pfizer, Inc.                                                   32,100       1,147,896
--------------------------------------------------------------------------------------
Schering-Plough Corp.                                          44,800         749,504
--------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR             16,100         991,116
--------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                 19,800         705,078
                                                                          ------------
                                                                            4,133,125

--------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Boeing Co.                                                     22,700         969,063
--------------------------------------------------------------------------------------
Raytheon Co.                                                   81,300       2,622,738
                                                                          ------------
                                                                            3,591,801

--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.9%
Cendant Corp.                                                 124,300       2,943,424
--------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                            16,200         711,504
                                                                          ------------
                                                                            3,654,928

--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Tyco International Ltd.                                        53,000       1,454,850
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.6%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 1                                           5,000         104,350
--------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,2,3        100              --
                                                                          ------------
                                                                              104,350

--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
Dell, Inc. 1                                                   23,500         815,685
--------------------------------------------------------------------------------------
Hewlett-Packard Co.                                            86,300       1,700,110
                                                                          ------------
                                                                            2,515,795

--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Flextronics International Ltd. 1                               44,700         719,670
--------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                      11,700         140,400
--------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                        19,000         554,800
                                                                          ------------
                                                                            1,414,870

--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Net2Phone, Inc. 1                                             130,100         506,089
--------------------------------------------------------------------------------------
IT SERVICES--0.7%
CSG Systems International, Inc. 1                              27,900         468,441
--------------------------------------------------------------------------------------
Unisys Corp. 1                                                 27,400         357,022
                                                                          ------------
                                                                              825,463


                  13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Intel Corp.                                             19,300      $   496,589
--------------------------------------------------------------------------------
National Semiconductor Corp. 1                           4,700          191,713
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  8,000          200,800
                                                                    ------------
                                                                        889,102

--------------------------------------------------------------------------------
SOFTWARE--2.6%
Compuware Corp. 1                                       31,300          239,445
--------------------------------------------------------------------------------
Microsoft Corp.                                         63,300        1,643,901
--------------------------------------------------------------------------------
Oracle Corp. 1                                          47,100          528,462
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   29,900          863,811
                                                                    ------------
                                                                      3,275,619

--------------------------------------------------------------------------------
MATERIALS--1.5%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Dow Chemical Co.                                        18,300          726,327
--------------------------------------------------------------------------------
Praxair, Inc.                                           14,300          522,665
                                                                    ------------
                                                                      1,248,992

--------------------------------------------------------------------------------
CONTAINERS & Packaging--0.2%
Smurfit-Stone Container Corp.                           14,900          256,131
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                            8,100          339,795
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                       58,300        1,085,546
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
AT&T Corp.                                              49,900          855,785
--------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                       28,900          709,206
                                                                    ------------
                                                                      1,564,991

--------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
AES Corp. (The) 1                                      115,200          998,784
--------------------------------------------------------------------------------
PG&E Corp. 1                                            19,500          536,640
                                                                    ------------
                                                                      1,535,424

--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Kinder Morgan, Inc.                                      9,800          590,058
--------------------------------------------------------------------------------
Sempra Energy                                           12,800          406,400
                                                                    ------------
                                                                        996,458
                                                                    ------------
Total Common Stocks (Cost $63,484,322)                               72,366,821


                  14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                          MARKET VALUE
                                                                                SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
OTHER SECURITIES--1.2%
-------------------------------------------------------------------------------------------------------
Nasdaq-100 Unit Investment Trust (Cost $1,098,130)                              43,400     $ 1,507,282

                                                                             PRINCIPAL
                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.2%
-------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                          $ 236,934         236,898
-------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A, Cl. A2, 1.45%, 11/25/05                                         168,061         168,257
-------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                           116,848         116,914
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                          48,810          48,789
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                         209,915         210,184
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                         146,009         146,076
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.18%, 8/25/17 4                                        90,611          90,652
Series 2003-4, Cl. 1A1, 1.22%, 9/25/17 4                                       223,249         223,389
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile
Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                           77,158          77,200
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                          127,953         128,000
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                   200,000         205,363
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2002-1, Cl. AF1, 2.474%, 9/25/32                                         21,387          21,395
Series 2003-2, Cl. AF1, 1.20%, 5/25/33 4                                        82,628          82,665
Series 2003-3, Cl. AF1, 1.22%, 8/25/33 2,4                                     143,236         143,305
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                          410,000         410,519
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                           480,000         480,388
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-D, Cl. A2A, 2.10%, 3/15/05                                          52,222          52,287
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                          98,876          99,025
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                                          128,369         128,646
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                          287,175         287,311
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2002-4, Cl. A2, 1.66%, 6/15/05                                          163,431         163,600
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                          460,000         460,450
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                          410,000         410,337
-------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                                       610,507         628,822


                  15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         PRINCIPAL    MARKET VALUE
                                                                            AMOUNT      SEE NOTE 1
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                 $   236,825     $   238,280
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                      350,000         350,406
---------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                         190,000         189,822
---------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                     270,000         270,464
---------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                     360,441         360,640
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                      210,000         209,584
---------------------------------------------------------------------------------------------------
Salomon Smith Barney Auto Loan Trust, Asset-Backed
Automobile Loan Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05          43,635          43,695
---------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                       72,921          73,622
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                      212,306         212,476
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                      310,000         310,073
---------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                     123,090         123,726
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                      182,439         182,520
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                      510,000         509,017
---------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                     145,060         145,048
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                      240,000         240,194
---------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05                                      127,163         127,369
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                     440,000         440,227
                                                                                       -----------
Total Asset-Backed Securities (Cost $9,026,559)                                          9,047,635

---------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.7%
---------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                             120,000         120,099
---------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2003-W6, Cl. 2A1, 2.232%, 9/25/42                                    298,041         298,161
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 5/15/34 5                                                            1,130,000       1,095,747
5.50%, 1/1/34                                                              139,476         139,421
7%, 9/1/33                                                                 235,140         249,567
7%, 5/1/34 5                                                             1,719,000       1,815,694
8%, 4/1/16                                                                 156,867         168,709
9%, 8/1/22-5/1/25                                                           44,659          49,963


                  16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                            PRINCIPAL    MARKET VALUE
                                                                               AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                        $   122,742     $   124,877
Series 2055, Cl. ZM, 6.50%, 5/15/28                                           218,936         231,253
Series 2080, Cl. Z, 6.50%, 8/15/28                                            142,449         148,927
Series 2102, Cl. VA, 6%, 10/15/09                                             100,094         100,728
Series 2387, Cl. PD, 6%, 4/15/30                                              312,000         322,835
Series 2466, Cl. PD, 6%, 4/15/30                                              250,111         257,032
Series 2491, Cl. PE, 6%, 12/15/27                                             164,270         165,645
Series 2498, Cl. PC, 5.50%, 10/15/14                                           58,788          60,249
Series 2500, Cl. FD, 1.60%, 3/15/32 4                                          81,532          81,961
Series 2526, Cl. FE, 1.50%, 6/15/29 4                                          91,142          91,559
Series 2551, Cl. FD, 1.50%, 1/15/33 4                                          77,203          77,560
Series 2551, Cl. TA, 4.50%, 2/15/18                                           343,708         345,874
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 3.269%, 6/1/26 6                                          128,675          25,600
Series 177, Cl. B, 0.699%, 7/1/26 6                                           215,925          46,133
Series 183, Cl. IO, 2.394%, 4/1/27 6                                          208,457          42,750
Series 184, Cl. IO, 4.595%, 12/1/26 6                                         204,740          41,381
Series 192, Cl. IO, 10.245%, 2/1/28 6                                          64,513          13,687
Series 200, Cl. IO, 8.687%, 1/1/29 6                                           76,895          15,693
Series 2130, Cl. SC, 38.228%, 3/15/29 6                                       179,535          18,934
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 5.905%, 6/1/26 7                                           71,845          61,438
Series 177, Cl. PO, 5.781%, 7/1/26 7                                          215,925         182,448
Series 199, Cl. PO, 5.380%, 8/1/28 7                                          128,464         107,016
Series 203, Cl. PO, 5.077%, 6/1/29 7                                           76,237          63,144
Series 217, Cl. PO, 6.955%, 2/1/32 7                                           81,014          67,162
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%, 2/25/42           25,703          25,853
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 5/1/34 5                                                                2,055,000       1,991,422
5.50%, 7/1/33-12/1/34                                                       1,516,716       1,514,818
5.50%, 6/18/19-5/13/34 5                                                    7,538,000       7,578,960
6.50%, 3/1/26-10/1/30                                                         156,944         163,712
6.50%, 5/25/34 5                                                            4,588,000       4,775,824
7%, 2/25/22-11/1/33                                                         1,811,918       1,914,453
7%, 5/25/34 5                                                               8,022,000       8,483,265
7.50%, 1/1/08-6/1/08                                                           50,174          53,535
8.50%, 7/1/32                                                                  27,359          29,565
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            125,058         127,069
Trust 2001-50, Cl. NE, 6%, 8/25/30                                            209,045         215,948
Trust 2001-70, Cl. LR, 6%, 9/25/30                                            176,560         184,013


                  17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL     MARKET VALUE
                                                                                        AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2001-70, Cl. PD, 6%, 3/25/29                                                $    190,000     $    194,366
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                     160,000          165,261
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                      60,000           62,457
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                     140,000          144,692
Trust 2002-73, Cl. PA, 5%, 1/25/17                                                     101,838          102,270
Trust 2002-77, Cl. WF, 1.50%, 12/18/32 4                                               128,472          128,934
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                  235,834          238,758
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 29.849%, 4/25/32 6                                              296,565           32,164
Trust 2002-51, Cl. S, 29.849%, 8/25/32 6                                               272,449           29,109
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 2.692%, 6/1/23 6                                                     272,310           58,431
Trust 240, Cl. 2, 1.765%, 9/1/23 6                                                     623,182          137,954
Trust 252, Cl. 2, (2.05)%, 11/1/23 6                                                   305,366           67,837
Trust 254, Cl. 2, 1.453%, 1/1/24 6                                                     150,049           31,446
Trust 273, Cl. 2, 3.541%, 7/1/26 6                                                      93,023           19,005
Trust 342, Cl. 2, 4.788%. 9/1/33 6                                                     158,195           37,713
Trust 1993-223, Cl. PM, 5.819%, 10/25/23 6                                             155,072           14,143
Trust 2002-9, Cl. MS, 31.233%, 3/25/32 6                                               209,074           21,718
Trust 2002-52, Cl. SD, 21.759%, 9/25/32 6                                              359,825           38,817
----------------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                     140,000          153,332
----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                                    222,627          238,547
7.50%, 3/15/09                                                                         102,221          109,898
8%, 5/15/17                                                                             68,995           75,910
8.50%, 8/15/17-12/15/17                                                                 53,381           59,240
----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2002-76, Cl. SY, 31.715%, 12/16/26 6                                            523,160           48,457
Series 2004-11, Cl. SM, 32.747%, 1/17/30 6                                             218,022           21,747
----------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                          192,000          217,372
                                                                                                   -------------
Total Mortgage-Backed Obligations (Cost $36,112,834)                                                 36,139,262

----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.4%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.375%, 4/15/06                                                                      1,100,000        1,099,694
2.75%, 8/15/06                                                                         520,000          521,249
4.50%, 1/15/13                                                                          55,000           53,637
4.875%, 11/15/13                                                                        40,000           39,710


                  18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                          PRINCIPAL    MARKET VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.: Continued
5.50%, 7/15/06 8                                                        $ 1,085,000     $ 1,152,076
5.75%, 1/15/12                                                              350,000         373,459
6.625%, 9/15/09                                                             470,000         526,126
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                            1,300,000       1,339,868
7.25%, 1/15/10-5/15/30                                                    1,595,000       1,851,387
----------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                            122,000         129,867
7.125%, 5/1/30                                                              128,000         151,068
Series C, 4.75%, 8/1/13                                                      15,000          14,882
Series C, 6%, 3/15/13                                                        15,000          16,302
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                             924,000         936,417
STRIPS, 2.99%, 2/15/10 9                                                    125,000          99,468
STRIPS, 3.37%, 2/15/11 9                                                    101,000          76,034
STRIPS, 3.86%, 2/15/13 9                                                    112,000          74,667
STRIPS, 4.96%, 2/15/16 9                                                    171,000          94,034
STRIPS, 5.52%, 11/15/26 9                                                    96,000          26,938
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4%, 2/15/14                                                                 487,000         467,977
5.75%, 8/15/10                                                              293,000         322,140
                                                                                        ------------
Total U.S. Government Obligations (Cost $9,507,077)                                       9,367,000

----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $111,028)                  110,000         120,175

----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--9.5%
----------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                 250,000         271,196
----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08         110,000         122,650
----------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08                            60,000          59,705
----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                 175,000         194,459
----------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                       190,000         236,846
----------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         20,000          22,516
----------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                     115,000         125,063
----------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                         38,000          40,111
----------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.875% Nts., 12/15/05                       155,000         167,825
----------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7% Sr. Unsec. Sub. Nts., 7/15/04               100,000         101,125
----------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05                                  160,000         163,896
----------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Nts., 6/1/08                                                         135,000         137,611
8.125% Unsec. Nts., Series B, 7/15/05                                        60,000          63,680


                  19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL   MARKET VALUE
                                                                                AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                     $  295,000     $  326,473
------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                          120,000        138,781
------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                            60,000         63,227
------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                      33,000         34,000
------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                         120,000        129,548
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                        105,000        117,600
------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08        235,000        238,602
------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                              135,000        143,282
------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10          155,000        183,368
------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                      135,000        158,310
------------------------------------------------------------------------------------------------------
DTE Energy Co.:
6% Sr. Unsec. Unsub. Nts., 6/1/04                                               55,000         55,175
6.375% Sr. Nts., 4/15/33                                                       125,000        119,416
6.45% Sr. Unsub. Nts., 6/1/06                                                  120,000        127,545
------------------------------------------------------------------------------------------------------
Edison International, Inc., 6.875% Unsec. Nts., 9/15/04                         12,000         12,225
------------------------------------------------------------------------------------------------------
EOP Operating LP, 7.75% Unsec. Nts., 11/15/07                                  145,000        164,263
------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Nts., 4/1/07 10                                             275,000        269,128
------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                   250,000        261,013
------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                           165,000        179,264
------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                          95,000        106,849
------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                              65,000         72,371
------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                                   80,000         87,049
9% Sr. Unsec. Nts., 3/1/11                                                      80,000         94,702
9.50% Sr. Unsec. Nts., 3/1/31 4                                                 45,000         57,877
------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                   80,000         79,031
------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07                                           100,000        110,500
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12            340,000        355,064
------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                          45,000         48,808
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06              70,000         69,210
------------------------------------------------------------------------------------------------------
Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts., 4/15/11                        95,000        112,298
------------------------------------------------------------------------------------------------------
Hertz Corp. (The):
7.625% Sr. Nts., 6/1/12                                                        180,000        192,609
7.625% Sr. Unsec. Nts., 8/15/07                                                 95,000        103,146
------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                    95,000        104,738
------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 10             100,000         96,543
------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.60% Nts., 4/1/07                                      190,000        209,475
------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 10                          105,000        122,817
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                             150,000        161,711
------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                          300,000        315,462


                  20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                               PRINCIPAL     MARKET VALUE
                                                                                  AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                   $    180,000     $    202,897
----------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05                              87,000           92,003
----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                         110,000          110,275
----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., Series C, 1/15/09                        135,000          134,832
----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                 265,000          274,377
----------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6.60% Nts., 4/1/12                             155,000          170,875
----------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                          125,000          131,623
----------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                       75,000           76,181
----------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                         190,000          221,466
----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                 140,000          157,627
----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                 70,000           80,500
----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 10          75,000           72,145
----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 10                     195,000          238,729
----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 10                       260,000          316,205
----------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                             115,000          120,750
----------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                       45,000           45,564
----------------------------------------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                                                               75,000           75,023
4.80% Sr. Unsec. Nts., 7/16/07                                                   170,000          175,337
----------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.80% Unsec. Unsub. Nts., 5/1/04                           75,000           75,000
----------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                                  135,000          144,879
8.75% Nts., 3/15/32                                                              100,000          119,800
----------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                         290,000          370,746
----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 8.25% Sr. Unsec. Nts., 1/26/06                      95,000          103,290
----------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                    130,000          160,619
----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                         65,000           84,250
----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                         115,000          127,650
----------------------------------------------------------------------------------------------------------
TXU Corp., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                              100,000          107,375
----------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                                25,000           25,495
6.75% Sr. Unsub. Nts., 2/15/11                                                    76,000           82,073
----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                        135,000          144,231
----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The):
4.875% Nts., 7/2/04                                                              130,000          130,753
6.75% Sr. Unsec. Nts., Series B, 3/30/06                                         145,000          154,846
----------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7% Sr. Nts., 7/15/28                                      90,000           95,041
----------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                              175,000          180,368
----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                260,000          287,092
                                                                                             -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $11,668,143)                             12,018,080


                  21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                               PRINCIPAL        MARKET VALUE
                                                                                  AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.0%
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
Series 2003-1, 2.88%, 1/7/05 2,4                                           $     950,000       $     941,355
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA High Yield T2 Credit
Linked Nts., 6.05%, 3/25/09 10                                                   585,000             576,225
-------------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 2.753%, 12/10/04 2,4                      950,000             953,563
                                                                                               --------------
Total Structured Notes (Cost $2,485,000)                                                           2,471,143

-------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.0%
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 0.95%, 5/3/04 (Cost $3,799,830)                        3,800,000           3,799,823

-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 42.91% in joint repurchase agreement (Principal
Amount/Market Value $15,818,000, with a maturity value of $15,819,186)
with Zion Bank/Capital Markets Group, 0.90%, dated 4/30/04, to be repurchased at $6,787,509 on 5/3/04, collateralized by U.S. Treasury
Nts., 5.875%, 11/15/05, with a value of $16,157,500 (Cost $6,787,000)          6,787,000           6,787,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $144,079,923)                                    121.9%        153,624,221
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (21.9)        (27,638,762)
                                                                           ----------------------------------
NET ASSETS                                                                         100.0%      $ 125,985,459
                                                                           ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 8 of Notes to Financial Statements.

3. Received as the result of issuer reorganization. Currently has minimal market value.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security to be delivered and settled after April 30, 2004. See
Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $762,719 or 0.61% of the Fund's net assets as of April 30, 2004.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

8. Securities with an aggregate market value of $233,601 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,691,792 or 1.34% of the Fund's net assets as of April 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $144,079,923)--see accompanying statement of investments    $ 153,624,221
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $2,442,577 sold on a when-issued basis)                         4,229,373
Interest, dividends and principal paydowns                                                    579,813
Shares of capital stock sold                                                                   42,520
Futures margins                                                                                16,098
Other                                                                                           7,128
                                                                                        --------------
Total assets                                                                              158,499,153

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                466,058
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $31,176,983 purchased on a when-issued basis)             31,785,326
Swap contracts                                                                                 60,168
Shares of capital stock redeemed                                                               54,219
Shareholder communications                                                                     51,311
Directors' compensation                                                                        28,112
Distribution and service plan fees                                                             26,113
Transfer and shareholder servicing agent fees                                                  22,293
Other                                                                                          20,094
                                                                                        --------------
Total liabilities                                                                          32,513,694

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 125,985,459
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $       9,296
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                132,212,082
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             185,186
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (15,775,588)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                               9,354,483
                                                                                        --------------
NET ASSETS                                                                              $ 125,985,459
                                                                                        ==============


                  23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $103,472,260 and 7,642,880 shares of capital stock outstanding)                 $13.54
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                        $14.37
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,552,369
and 1,132,859 shares of capital stock outstanding)                                 $13.73
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,682,339
and 425,179 shares of capital stock outstanding)                                   $13.36
------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,278,491
and 94,748 shares of capital stock outstanding)                                    $13.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                                   $   757,474
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $5,451)                         479,945
                                                                           ------------
Total investment income                                                      1,237,419

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                                392,946
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        128,831
Class B                                                                         77,041
Class C                                                                         26,553
Class N                                                                          1,653
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        108,650
Class B                                                                         23,126
Class C                                                                          8,356
Class N                                                                          1,719
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         15,382
Class B                                                                          4,378
Class C                                                                          1,209
Class N                                                                            224
---------------------------------------------------------------------------------------
Accounting service fees                                                          7,500
---------------------------------------------------------------------------------------
Directors' compensation                                                          3,065
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,213
---------------------------------------------------------------------------------------
Other                                                                            7,130
                                                                           ------------
Total expenses                                                                 808,976
Less reduction to custodian expenses                                              (691)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                           (940)
Class N                                                                           (636)
                                                                           ------------
Net expenses                                                                   806,709

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          430,710


                  25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $ 7,527,374
Closing of futures contracts                                                   219,882
Foreign currency transactions                                                      426
                                                                           ------------
Net realized gain                                                            7,747,682
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (3,161,399)
Translation of assets and liabilities denominated in foreign currencies           (284)
Futures contracts                                                              (75,967)
                                                                           ------------
Net change in unrealized appreciation                                       (3,237,650)

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 4,940,742
                                                                           ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS              YEAR
                                                                                            ENDED             ENDED
                                                                                   APRIL 30, 2004       OCTOBER 31,
                                                                                      (UNAUDITED)              2003
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    430,710      $  1,173,188
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       7,747,682         1,451,451
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  (3,237,650)       11,944,104
                                                                                     -------------------------------
Net increase in net assets resulting from operations                                    4,940,742        14,568,743

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                  (412,673)       (1,140,244)
Class B                                                                                      (897)          (45,309)
Class C                                                                                    (1,071)          (15,476)
Class N                                                                                    (1,041)           (2,774)

--------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                  (358,917)       (4,085,561)
Class B                                                                                   249,419         1,001,740
Class C                                                                                   851,823         1,212,712
Class N                                                                                   880,487           109,096

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                          6,147,872        11,602,927
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   119,837,587       108,234,660
                                                                                     -------------------------------
End of period (including accumulated net investment income
of $185,186 and $170,158, respectively)                                              $125,985,459      $119,837,587
                                                                                     ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                           APRIL 30, 2004                                                               OCT. 31,
CLASS A                                       (UNAUDITED)           2003           2002           2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $13.04         $11.56         $12.54         $14.23       $15.03       $15.45
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .06            .14            .22            .26          .44          .44
Net realized and unrealized gain (loss)               .49           1.48           (.94)         (1.69)         .68         (.01)
                                                   --------------------------------------------------------------------------------
Total from investment operations                      .55           1.62           (.72)         (1.43)        1.12          .43
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.05)          (.14)          (.26)          (.26)        (.44)        (.44)
Distributions from net realized gain                   --             --             --             --        (1.48)        (.41)
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.05)          (.14)          (.26)          (.26)       (1.92)        (.85)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.54         $13.04         $11.56         $12.54       $14.23       $15.03
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   4.25%         14.17%         (5.86)%       (10.12)%       8.27%        2.62%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $103,472       $100,032       $ 92,806       $112,864     $144,244     $258,159
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $104,832       $ 94,811       $104,415       $128,477     $172,514     $293,677
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                0.83%          1.18%          1.73%          1.88%        2.88%        2.72%
Total expenses                                       1.15% 3,4      1.26% 3,4      1.21% 3,4      1.19% 3      1.11% 3      1.04% 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                40%           275%           193%           164%          34%         122%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2004                                                             OCT. 31,
CLASS B                                         (UNAUDITED)         2003         2002           2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.23       $11.73       $12.72         $14.43        $15.20        $15.62
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    -- 1        .04          .11            .15           .30           .31
Net realized and unrealized gain (loss)                 .50         1.50         (.94)         (1.70)          .73            --
                                                     -----------------------------------------------------------------------------
Total from investment operations                        .50         1.54         (.83)         (1.55)         1.03           .31
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     -- 1       (.04)        (.16)          (.16)         (.32)         (.32)
Distributions from net realized gain                     --           --           --             --         (1.48)         (.41)
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --         (.04)        (.16)          (.16)        (1.80)         (.73)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.73       $13.23       $11.73         $12.72        $14.43        $15.20
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.79%       13.21%       (6.61)%       (10.79)%        7.48%         1.84%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
pNet assets, end of period (in thousands)            $15,552      $14,747      $12,204        $14,770       $17,892       $23,522
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $15,505      $12,776      $13,639        $16,569       $19,643       $24,648
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.04)%       0.31%        0.94%          1.14%         2.12%         1.97%
Total expenses                                         2.02%        2.15%        2.00%          1.94%         1.87%         1.80%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                   N/A 4       2.11%         N/A 4,5        N/A 4         N/A 4         N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  40%         275%         193%           164%           34%          122%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           APRIL 30, 2004                                                              OCT. 31,
CLASS C                                       (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.88        $11.43        $12.41        $14.08        $14.88        $15.31
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01           .07           .13           .13           .28           .32
Net realized and unrealized gain (loss)               .47          1.43          (.94)        (1.64)          .72          (.01)
                                                   ------------------------------------------------------------------------------
Total from investment operations                      .48          1.50          (.81)        (1.51)         1.00           .31
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   -- 1        (.05)         (.17)         (.16)         (.32)         (.33)
Distributions from net realized gain                   --            --            --            --         (1.48)         (.41)
                                                   ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --          (.05)         (.17)         (.16)        (1.80)         (.74)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.36        $12.88        $11.43        $12.41        $14.08        $14.88
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   3.75%        13.18%        (6.64)%      (10.76)%        7.44%         1.84%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $5,682        $4,666        $2,984        $2,893        $3,931        $5,719
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $5,350        $3,806        $2,961        $3,280        $4,255        $5,876
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        (0.05)%        0.29%         0.93%         1.14%         2.13%         1.97%
Total expenses                                       2.02%         2.17%         2.00%         1.94%         1.86%         1.80%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                 N/A 4        2.12%          N/A 4,5       N/A 4         N/A 4         N/A 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                40%          275%          193%          164%           34%          122%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  3O | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                        SIX MONTHS                                        YEAR
                                                             ENDED                                       ENDED
                                                    APRIL 30, 2004                                    OCT. 31,
CLASS N                                                (UNAUDITED)          2003           2002           2001 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $13.00         $11.52         $12.52         $13.74
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .06            .12            .16            .12
Net realized and unrealized gain (loss)                       .46           1.46           (.91)         (1.20)
                                                           -----------------------------------------------------
Total from investment operations                              .52           1.58           (.75)         (1.08)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.03)          (.10)          (.25)          (.14)
Distributions from net realized gain                           --             --             --             --
                                                           -----------------------------------------------------
Total dividends and/or distributions to shareholders         (.03)          (.10)          (.25)          (.14)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $13.49         $13.00         $11.52         $12.52
                                                           =====================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           4.00%         13.81%         (6.17)%        (7.90)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $1,278           $392           $241             $2
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $670           $342           $160             $1
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        0.38%          0.79%          1.28%          1.04%
Total expenses                                               1.75%          2.04%          1.60%          1.68%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                          1.56%          1.58%           N/A 4,5        N/A 4
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        40%           275%           193%           164%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2004, the market value of these securities comprised 2.0% of the Fund's net assets and resulted in unrealized cumulative losses of $13,857.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED (OR FORWARD COMMITMENT) BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of April 30, 2004, the value of the segregated assets was $25,945,399. The purchase of securities on a when-issued (or forward commitment) basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis prior to settlement of the original purchase. As of April 30, 2004, the Fund had purchased $31,176,983 of securities on a when-issued basis and sold $2,442,577 of securities issued on a when-issued basis.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rate.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $15,207,267 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $7,747,682 and $1,129,404, respectively, of carryforward to offset capital gains realized.

As of October 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                          EXPIRING
                          --------------------------
                          2009           $12,735,068
                          2010            10,219,881
                                         -----------
                          Total          $22,954,949
                                         ===========

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $1,198 and payments of $1,482 were made to retired directors, resulting in an accumulated liability of $23,756 as of April 30, 2004.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enable directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                  35 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 550 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                              SIX MONTHS ENDED APRIL 30, 2004           YEAR ENDED OCTOBER 31, 2003
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                               597,893       $  8,221,047            999,373       $ 12,060,988
Dividends and/or
distributions reinvested            29,481            396,413             91,508          1,096,971
Redeemed                          (655,212)        (8,976,377)        (1,446,531)       (17,243,520)
                                  ------------------------------------------------------------------
Net decrease                       (27,838)      $   (358,917)          (355,650)      $ (4,085,561)
                                  ==================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                               203,988       $  2,831,855            443,368       $  5,482,870
Dividends and/or
distributions reinvested                62                837              3,597             42,750
Redeemed                          (185,934)        (2,583,273)          (372,443)        (4,523,880)
                                  ------------------------------------------------------------------
Net increase                        18,116       $    249,419             74,522       $  1,001,740
                                  ==================================================================


                  36 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                SIX MONTHS ENDED APRIL 30, 2004         YEAR ENDED OCTOBER 31, 2003
                                       SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                                  101,489       $ 1,373,347           186,268       $ 2,221,285
Dividends and/or
distributions reinvested                   78             1,025             1,273            14,766
Redeemed                              (38,637)         (522,549)          (86,326)       (1,023,339)
                                      --------------------------------------------------------------
Net increase                           62,930       $   851,823           101,215       $ 1,212,712
                                      ==============================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                   65,742       $   896,525            21,478       $   261,761
Dividends and/or
distributions reinvested                   77             1,038               230             2,766
Redeemed                               (1,240)          (17,076)          (12,426)         (155,431)
                                      --------------------------------------------------------------
Net increase                           64,579       $   880,487             9,282       $   109,096
                                     ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2004, were $37,005,808 and $44,953,175, respectively. There were purchases of $8,159,538 and sales of $2,985,756 of U.S. government and government agency obligations for the six months ended April 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $143,383 to OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                  37 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $467,672, $120,675 and $15,647, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A           CLASS B          CLASS C          CLASS N
                        CLASS A       CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END         DEFERRED          DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS          RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
ENDED               DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------
April 30, 2004          $36,807              $79           $17,544             $394              $64


                  38 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported


                  39 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                             EXPIRATION      NUMBER OF      VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION              DATES      CONTRACTS       APRIL 30, 2004     (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 6/21/04             25           $2,677,344        $ (116,203)
U.S. Treasury Nts., 10 yr       6/21/04             50            5,525,000          (121,963)
                                                                                   -----------
                                                                                     (238,166)
                                                                                   -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr        6/30/04             33            7,014,047            33,005
U.S. Treasury Nts., 5 yr        6/21/04             40            4,397,500            75,264
                                                                                   -----------
                                                                                      108,269
                                                                                   -----------
                                                                                   $ (129,897)
                                                                                   ===========

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of April 30, 2004, the Fund had entered into the following total return swap agreements:

                                            PAID BY           RECEIVED BY
                        NOTIONAL        THE FUND AT           THE FUND AT      TERMINATION        UNREALIZED
SWAP COUNTERPARTY         AMOUNT     APRIL 30, 2004        APRIL 30, 2004             DATE      DEPRECIATION
------------------------------------------------------------------------------------------------------------
                                                           Value of total
                                          One-Month      return of Lehman
                                      LIBOR less 50         Brothers CMBS
Deutsche Bank AG      $1,758,423       basis points                 Index          6/30/04           $60,168

Index abbreviations are noted below:
CMBS  Commercial Mortgage Backed Securities Markets


                  40 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
8. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2004 was $2,667,045, which represents 2.12% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                                                          VALUATION
                                                                              AS OF           UNREALIZED
SECURITY                          ACQUISITION DATE         COST      APRIL 30, 2004         DEPRECIATION
--------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Series B, Escrow Shares                     1/4/01         $400                 $--                 $400

--------------------------------------------------------------------------------
9. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.


                  41 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                  42 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)